UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities – 79.3%
$408,262	Accredited Mortgage Loan Trust 2003-3 2.976% (LIBOR 1 Month+76 basis points), 1/25/2034[1,2]	$389,063
4,000,000	AIMCO CLO Series 2015-A 7.539% (LIBOR 3 Month+520 basis points), 1/15/2028[1,2,3]	3,989,736
1,000,000	Angel Oak Mortgage Trust LLC 2017-1 6.300%, 1/25/2047[2,3,4]	1,027,400
2,752,500	Atlas Senior Loan Fund III Ltd. 2013-1 8.312% (LIBOR 3 Month+600 basis points), 11/17/2027[1,2,3]	2,760,426
3,950,000	Barings CLO Ltd. 2013-I 7.548% (LIBOR 3 Month+520 basis points), 1/20/2028[1,2,3]	3,949,716
500,000	Bellemeade Re 2015-1 Ltd. 8.516% (LIBOR 1 Month+630 basis points), 7/25/2025[1,2,3]	512,350
	Bellemeade Re 2017-1 Ltd.
2,000,000	5.566% (LIBOR 1 Month+335 basis points), 10/25/2027[1,2,3]	2,079,860
2,000,000	6.966% (LIBOR 1 Month+475 basis points), 10/25/2027[1,2,3]	2,104,930
	Bellemeade Re 2018-1 Ltd.
3,000,000	5.116% (LIBOR 1 Month+290 basis points), 4/25/2028[1,2,3]	3,074,643
6,000,000	6.466% (LIBOR 1 Month+425 basis points), 4/25/2028[1,2,3]	6,151,350
1,724,000	Bellemeade Re 2018-2 Ltd. 4.866% (LIBOR 1 Month+265 basis points), 8/25/2028[1,2,3]	1,793,953
87,145	Bellemeade Re II 2016-1 Ltd. 8.716% (LIBOR 1 Month+650 basis points), 4/25/2026[1,2,3]	88,452
717,078	CAN Capital Funding LLC 2014-1 4.257%, 4/15/2020[2,3,5,6]	46,257
4,000,000	Carlyle Global Market Strategies CLO 2015-3 Ltd. 7.539% (LIBOR 3 Month+520 basis points), 7/28/2028[1,2,3]	4,003,750
500,000	COLT 2017-1 Mortgage Loan Trust 5.019%, 5/27/2047[2,3,4]	510,388
1,000,000	COLT 2017-2 Mortgage Loan Trust 4.563%, 10/25/2047[2,3,4]	1,010,624
4,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P1 5.210%, 7/15/2025[2,3]	3,968,938
3,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P2 5.210%, 10/15/2025[2,3,6]	2,999,433
2,000,000	Consumer Loan Underlying Credit Trust 2017-P2 4.910%, 1/15/2024[2,3]	1,984,584
1,084,194	Countrywide Asset-Backed Certificates 2002-BC3 3.116% (LIBOR 1 Month+90 basis points), 5/25/2032[1,2]	1,073,586
1,300,000	Covenant Credit Partners CLO II Ltd. 2014-2 5.986% (LIBOR 3 Month+365 basis points), 10/17/2026[1,2,3]	1,304,191
1,384,479	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 2.866% (LIBOR 1 Month+65 basis points), 2/25/2032[1,2]	1,393,455
378,698	CWABS, Inc. Asset-Backed Certificates Series 2004-1 2.776% (LIBOR 1 Month+56 basis points), 4/25/2034[1,2]	384,636

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$1,000,000	Deephaven Residential Mortgage Trust 2017-2 5.269%, 6/25/2047[2,3,4]	$1,027,226
500,000	Deephaven Residential Mortgage Trust 2017-3 4.814%, 10/25/2047[2,3,4]	501,053
500,000	Deephaven Residential Mortgage Trust 2018-1 5.793%, 12/25/2057[2,3,4]	501,223
2,000,000	Deephaven Residential Mortgage Trust 2018-2 6.042%, 4/25/2058[2,3,4]	2,022,146
2,000,000	Deephaven Residential Mortgage Trust 2018-3 5.913%, 8/25/2058[2,3,4]	1,999,988
1,000,000	Exeter Automobile Receivables Trust 2016-3 6.400%, 7/17/2023[2,3]	1,035,680
	Fannie Mae Connecticut Avenue Securities
833,409	7.916% (LIBOR 1 Month+570 basis points), 4/25/2028[1,2]	969,851
1,398,863	8.966% (LIBOR 1 Month+675 basis points), 8/25/2028[1,2]	1,687,085
1,250,000	5.216% (LIBOR 1 Month+300 basis points), 10/25/2029[1,2]	1,347,635
368,088	Finance America Mortgage Loan Trust 2004-2 3.116% (LIBOR 1 Month+90 basis points), 8/25/2034[1,2]	365,951
260,934	Finance America Mortgage Loan Trust 2004-3 3.161% (LIBOR 1 Month+95 basis points), 11/25/2034[1,2]	256,840
1,300,000	First Investors Auto Owner Trust 2017-2 5.480%, 10/15/2024[2,3]	1,311,620
1,500,000	FirstKey Lending 2015-SFR1 Trust 5.214%, 3/9/2047[2,3,4]	1,501,947
980,000	Flagship Credit Auto Trust 2016-3 6.250%, 10/15/2023[2,3]	1,003,406
1,000,000	Flatiron CLO 2015-1 Ltd. 7.039% (LIBOR 3 Month+470 basis points), 4/15/2027[1,2,3]	1,000,999
	Foursight Capital Automobile Receivables Trust 2018-1
1,000,000	5.560%, 1/16/2024[2,3]	996,560
1,000,000	6.820%, 4/15/2025[2,3]	1,012,071
	Freddie Mac Structured Agency Credit Risk Debt Notes
970,761	12.966% (LIBOR 1 Month+1,075 basis points), 3/25/2025[1,2]	1,334,748
1,492,695	11.416% (LIBOR 1 Month+920 basis points), 10/25/2027[1,2]	1,981,888
497,960	9.766% (LIBOR 1 Month+755 basis points), 12/25/2027[1,2]	617,209
1,000,000	7.216% (LIBOR 1 Month+500 basis points), 12/25/2028[1,2]	1,171,082
1,000,000	5.666% (LIBOR 1 Month+345 basis points), 10/25/2029[1,2]	1,103,554
1,400,000	4.716% (LIBOR 1 Month+250 basis points), 3/25/2030[1,2]	1,466,788
1,966,000	6.666% (LIBOR 1 Month+445 basis points), 3/25/2030[1,2]	2,217,375
2,500,000	6.666% (LIBOR 1 Month+445 basis points), 4/25/2030[1,2]	2,767,287
5,000,000	4.016% (LIBOR 1 Month+180 basis points), 7/25/2030[1,2]	4,974,820
1,000,000	5.366% (LIBOR 1 Month+315 basis points), 7/25/2030[1,2]	981,643
250,000	4.666% (LIBOR 1 Month+245 basis points), 12/25/2042[1,2]	257,522
1,581,490	4.716% (LIBOR 1 Month+250 basis points), 12/25/2042[1,2]	1,509,768
247,821	5.216% (LIBOR 1 Month+300 basis points), 12/25/2042[1,2]	145,048

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$1,970,932	3.866% (LIBOR 1 Month+165 basis points), 4/25/2043[1,2,3]	$1,994,930
2,200,000	5.966% (LIBOR 1 Month+375 basis points), 4/25/2043[1,2,3]	2,301,803
500,000	13.966% (LIBOR 1 Month+1,175 basis points), 4/25/2043[1,2,3]	575,788
500,000	3.985%, 9/25/2047[2,3,4]	461,524
500,000	3.985%, 9/25/2047[2,3,4]	292,527
1,000,000	3.745%, 2/25/2048[2,3,4]	582,461
1,850,000	3.820%, 5/25/2048[2,3,4]	1,084,072
3,000,000	4.168%, 8/25/2048[2,3,4,6]	1,803,750
1,250,000	4.234% (LIBOR 1 Month+210 basis points), 9/25/2048[1,2,3]	1,255,559
500,000	6.034% (LIBOR 1 Month+390 basis points), 9/25/2048[1,2,3]	511,897
4,000,000	Galaxy XXII CLO Ltd. 2016 - 22A 8.089% (LIBOR 3 Month+575 basis points), 7/16/2028[1,2,3]	4,012,957
3,782,356	GSRPM Mortgage Loan Trust Series 2004-1 4.716% (LIBOR 1 Month+250 basis points), 9/25/2042[1,2,3]	3,780,683
94,911	Home Equity Asset Trust 2004-1 3.916% (LIBOR 1 Month+170 basis points), 6/25/2034[1,2]	97,751
4,000,000	Home Partners of America 2017-1 Trust 5.697% (LIBOR 1 Month+354 basis points), 7/17/2034[1,3]	4,035,580
4,000,000	Home Partners of America 2018-1 Trust 4.508% (LIBOR 1 Month+235 basis points), 7/17/2037[1,3]	4,037,704
2,958,000	ICG U.S. CLO 2016-1 Ltd. 8.089% (LIBOR 3 Month+575 basis points), 7/29/2028[1,2,3]	2,966,792
1,336,000	Invitation Homes 2017-SFR2 Trust 5.158% (LIBOR 1 Month+300 basis points), 12/17/2036[1,3]	1,352,966
5,000,000	Invitation Homes 2018-SFR1 Trust 4.658% (LIBOR 1 Month+250 basis points), 3/17/2037[1,2,3]	5,043,975
5,000,000	Invitation Homes 2018-SFR2 Trust 4.408% (LIBOR 1 Month+225 basis points), 6/17/2037[1,3]	5,034,545
5,000,000	Invitation Homes 2018-SFR3 Trust 4.408% (LIBOR 1 Month+225 basis points), 7/17/2037[1,3]	5,010,121
1,867,069	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5 3.982%, 6/25/2035[2,4,5]	1,833,701
3,000,000	Midocean Credit CLO V - 2016-5A 7.934% (LIBOR 3 Month+560 basis points), 7/19/2028[1,2,3]	3,006,269
1,386,020	Morgan Stanley ABS Capital I, Inc. Trust 2003-NC9 3.341% (LIBOR 1 Month+113 basis points), 9/25/2033[1,2]	1,420,806
4,000,000	Mosaic Solar Loan Trust 2018-1 2.000%, 6/22/2043[2,3]	3,575,000
2,542,000	Mosaic Solar Loan Trust 2018-2-GS 5.970%, 2/22/2044[2,3]	2,527,226
2,500,000	Mosaic Solar Loans 2017-2 LLC 2.000%, 6/22/2043[2,3]	2,323,716
	Nationstar HECM Loan Trust 2018-1
1,000,000	4.705%, 2/25/2028[2,3,4]	1,000,000
1,000,000	6.000%, 2/25/2028[2,3,4]	970,000

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$1,000,000	Nationstar HECM Loan Trust 2018-2 6.000%, 7/25/2028[2,3,4]	$970,000
1,237,500	Neuberger Berman CLO XVI-S Ltd. 2017-16SA 7.739% (LIBOR 3 Month+540 basis points), 1/15/2028[1,2,3]	1,237,425
	Oaktown Re II Ltd. 2018 - 1A
4,000,000	5.066% (LIBOR 1 Month+285 basis points), 7/25/2028[1,2,3]	4,028,800
4,000,000	6.266% (LIBOR 1 Month+405 basis points), 7/25/2028[1,2,3]	3,996,400
1,000,000	Oaktown Re Ltd. 2017-1A 7.966% (LIBOR 1 Month+575 basis points), 4/25/2027[1,2,3]	1,069,500
2,000,000	Oaktree CLO 2015-1 Ltd. 7.548% (LIBOR 3 Month+520 basis points), 10/20/2027[1,2,3]	2,004,144
750,000	OneMain Financial Issuance Trust 2015-1 6.630%, 3/18/2026[2,3]	767,251
1,000,000	Oportun Funding VII LLC 2017-B 5.290%, 10/10/2023[2,3]	998,614
1,000,000	Option One Mortgage Loan Trust 2005-3 2.951% (LIBOR 1 Month+74 basis points), 8/25/2035[1,2]	1,006,259
2,000,000	Prestige Auto Receivables Trust 2018-1 5.030%, 1/15/2026[2,3,6]	1,999,794
	Radnor RE 2018-1 Ltd.
2,000,000	4.916% (LIBOR 1 Month+270 basis points), 3/25/2028[1,2,3]	2,028,762
2,000,000	6.016% (LIBOR 1 Month+380 basis points), 3/25/2028[1,2,3]	2,014,568
1,841,140	RESI Finance LP 2003-C 3.533% (LIBOR 1 Month+140 basis points), 9/10/2035[1,2,3]	1,674,170
2,155,255	RESI Finance LP 2003-CB1 3.783% (LIBOR 1 Month+165 basis points), 6/10/2035[1,2,3]	2,054,967
1,404,574	RESI Finance LP 2003-D 3.433% (LIBOR 1 Month+130 basis points), 12/10/2035[1,2,3]	959,667
	RESI Finance LP 2004-A
434,908	3.133% (LIBOR 1 Month+100 basis points), 2/10/2036[1,2,3]	320,148
273,052	3.333% (LIBOR 1 Month+120 basis points), 2/10/2036[1,2,3]	173,444
471,114	Saxon Asset Securities Trust 2005-1 2.936% (LIBOR 1 Month+72 basis points), 5/25/2035[1,2]	427,805
2,825,000	Shackleton 2015-VIII CLO Ltd. 7.688% (LIBOR 3 Month+534 basis points), 10/20/2027[1,2,3]	2,830,893
2,000,000	Sound Point CLO VI Ltd. 2014-2 7.398% (LIBOR 3 Month+505 basis points), 10/20/2026[1,2,3]	2,006,397
1,500,000	Sound Point CLO XII Ltd. 2016-2 8.748% (LIBOR 3 Month+640 basis points), 10/20/2028[1,2,3]	1,507,495
693,610	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[2,7]	708,578
	Starwood Waypoint Homes 2017-1 Trust
1,242,000	4.758% (LIBOR 1 Month+260 basis points), 1/17/2035[1,3]	1,248,981
1,695,000	5.558% (LIBOR 1 Month+340 basis points), 1/17/2035[1,3]	1,712,275

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$2,500,000	TES 2017-1 LLC 7.740%, 10/20/2047[3]	$2,527,235
1,000,000	TES 2017-2 LLC 6.990%, 2/20/2048[3]	1,008,404
1,120,000	Tesla Auto Lease Trust 2018-A 4.940%, 3/22/2021[2,3]	1,122,259
3,000,000	Verus Securitization Trust 2018-INV1 5.648%, 3/25/2058[2,3,4]	3,058,742
2,000,000	Vivint Solar Financing V LLC 2018-1 7.370%, 4/30/2048[3]	2,026,558
1,000,000	Westlake Automobile Receivables Trust 2017-2 4.630%, 7/15/2024[2,3]	1,003,123
2,000,000	Westlake Automobile Receivables Trust 2018-1 5.600%, 7/15/2024[2,3]	2,009,834
2,000,000	Westlake Automobile Receivables Trust 2018-2 6.040%, 1/15/2025[2,3]	2,017,578
2,000,000	Westlake Automobile Receivables Trust 2018-3 6.020%, 2/18/2025[2,3]	2,006,274
	Total Asset-Backed Securities (Cost $199,199,502)	203,092,181
	Collateralized Mortgage Obligations – 18.0%
473,648	ABN Amro Mortgage Corp. 2003-12 5.687%, 12/25/2033[2,4]	458,794
624,996	Adjustable Rate Mortgage Trust 2005-8 2.876% (LIBOR 1 Month+66 basis points), 11/25/2035[1,2]	622,472
299,544	Alternative Loan Trust 2005-34CB 2.616% (LIBOR 1 Month+40 basis points), 9/25/2035[1,2]	256,059
10,645,348	Alternative Loan Trust 2005-62 0.880%, 12/25/2035[2,4,5,8]	170,986
268,539	Alternative Loan Trust 2005-9CB 2.716% (LIBOR 1 Month+50 basis points), 5/25/2035[1,2]	251,679
928,466	Arroyo Mortgage Trust 2018-1 4.218%, 4/25/2048[2,3,4]	930,212
1,234,778	Banc of America Alternative Loan Trust 2004-6 6.000%, 7/25/2034[2]	1,278,868
108,532	Banc of America Mortgage 2003-C Trust 4.242%, 4/25/2033[2,4]	84,327
396,043	Banc of America Mortgage 2003-D Trust 4.412%, 5/25/2033[2,4]	299,083
983,690	Banc of America Mortgage 2003-H Trust 4.602%, 9/25/2033[2,4]	985,931
380,240	Banc of America Mortgage 2003-J Trust 3.731%, 11/25/2033[2,4]	383,945

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$272,704	Banc of America Mortgage Trust 2004-9 6.000%, 9/25/2032[2,4,5]	$267,594
1,124,630	Bayview Commercial Asset Trust 2005-1 2.646% (LIBOR 1 Month+43 basis points), 4/25/2035[1,2,3]	1,101,462
820,493	Bayview Commercial Asset Trust 2005-2 2.696% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2,3]	798,627
	Bayview Commercial Asset Trust 2005-3
534,156	2.706% (LIBOR 1 Month+49 basis points), 11/25/2035[1,2,3]	519,912
787,335	2.726% (LIBOR 1 Month+51 basis points), 11/25/2035[1,2,3]	767,140
231,622	2.816% (LIBOR 1 Month+60 basis points), 11/25/2035[1,2,3]	226,740
	Bayview Commercial Asset Trust 2006-1
618,491	2.616% (LIBOR 1 Month+40 basis points), 4/25/2036[1,2,3]	586,208
1,004,173	2.636% (LIBOR 1 Month+42 basis points), 4/25/2036[1,2,3]	952,791
146,898	Bear Stearns ALT-A Trust 2004-3 3.071% (LIBOR 1 Month+86 basis points), 4/25/2034[1,2]	143,566
1,173,617	Bear Stearns ARM Trust 2004-10 3.960%, 1/25/2035[2,4]	779,442
190,543	Bear Stearns Asset Backed Securities Trust 2003-AC6 4.866% (LIBOR 1 Month+265 basis points), 11/25/2033[1,2]	166,287
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[2,5]	40,426
1,000,000	CHL GMSR Issuer Trust 2018-GT1 5.716% (LIBOR 1 Month+350 basis points), 5/25/2023[1,2,3]	1,010,033
1,721,918	CHL Mortgage Pass-Through Trust 2004-HYB3 4.119%, 6/20/2034[2,4]	1,753,170
	CHL Mortgage Pass-Through Trust 2005-3
18,818,984	0.995%, 4/25/2035[2,4,5,8]	553,165
1,936,484	2.836% (LIBOR 1 Month+62 basis points), 4/25/2035[1,2]	1,759,520
403,288	Citigroup Mortgage Loan Trust, Inc. 2004-HYB2 3.954%, 3/25/2034[2,4,5]	347,636
189,063	HomeBanc Mortgage Trust 2004-1 3.116% (LIBOR 1 Month+90 basis points), 8/25/2029[1,2,5]	93,054
1,494,000	Homeward Opportunities Fund I Trust 2018-1 5.295%, 6/25/2048[2,3,4]	1,497,668
966,946	JP Morgan Mortgage Trust 2004-A3 3.913%, 6/25/2034[2,4]	934,098
838,955	JP Morgan Mortgage Trust 2005-A8 3.665%, 11/25/2035[2,4]	828,486
2,568,699	JP Morgan Trust 2015-1 3.053%, 12/25/2044[2,3,4]	2,530,496
624,885	MASTR Adjustable Rate Mortgages Trust 2004-13 4.216%, 12/21/2034[2,4]	597,528
506,208	MASTR Alternative Loan Trust 2002-1 6.750%, 7/25/2032[2]	514,328

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$807,909	New Residential Mortgage Loan Trust 2014-1 6.039%, 1/25/2054[2,3,4]	$868,005
567,489	New York Mortgage Trust 2005-1 2.966% (LIBOR 1 Month+75 basis points), 4/25/2035[1,2]	566,116
4,000,000	PNMAC FMSR ISSUER TRUST 2018-FT1 4.566% (LIBOR 1 Month+235 basis points), 4/25/2023[1,2,3]	4,020,000
5,350,000	PNMAC GMSR ISSUER TRUST 2018-GT1 5.066% (LIBOR 1 Month+285 basis points), 2/25/2023[1,3]	5,418,443
2,500,000	PNMAC GMSR ISSUER TRUST 2018-GT2 4.866% (LIBOR 1 Month+265 basis points), 8/25/2025[1,2,3]	2,523,267
687,264	Prime Mortgage Trust 2005-2 4.680%, 10/25/2032[2,4]	559,896
99,546	Provident Funding Mortgage Loan Trust 2004-1 3.935%, 4/25/2034[2,4]	94,874
	RALI Series 2006-QS6 Trust
936,899	6.000%, 6/25/2036[2]	851,589
878,343	6.000%, 6/25/2036[2]	798,364
262,235	Residential Asset Securitization Trust 2003-A15 5.587%, 2/25/2034[2,4]	263,809
750,000	Seasoned Credit Risk Transfer Trust Series 2017-3 4.750%, 7/25/2056[2,3,4]	724,217
500,000	Seasoned Credit Risk Transfer Trust Series 2018-1 4.750%, 5/25/2057[2,4]	484,506
443,437	Structured Asset Securities Corp. Mor Pas Thr Cer Ser 2003-6A 4.387%, 3/25/2033[2,4]	447,591
236,964	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003 26A 3.604% (LIBOR 1 Month+150 basis points), 9/25/2033[1,2]	212,039
434,288	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-22A 4.302%, 6/25/2033[2,4]	221,439
41,181	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A 3.954% (LIBOR 1 Month+185 basis points), 11/25/2033[1,2,5]	10,590
	Terwin Mortgage Trust 2004-7HE
374,825	2.916% (LIBOR 1 Month+70 basis points), 7/25/2034[1,2,3]	383,154
190,738	3.066% (LIBOR 1 Month+85 basis points), 7/25/2034[1,2,3]	181,638
356,445	Thornburg Mortgage Securities Trust 2003-2 3.341% (LIBOR 1 Month+113 basis points), 4/25/2043[1,2]	352,944
1,000,000	Verus Securitization Trust 2018-2 5.176%, 6/1/2058[2,3,4]	1,000,000
185,845	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 4.226%, 6/25/2033[2,4]	131,375
319,115	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust 4.320%, 9/25/2033[2,4]	323,633

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$142,557	Wells Fargo Mortgage Backed Securities 2003-O Trust 3.664%, 1/25/2034[2,4,5]	$32,608
263,775	Wells Fargo Mortgage Backed Securities 2004-A Trust 3.915%, 2/25/2034[2,4]	258,610
39,632	Wells Fargo Mortgage Backed Securities 2004-D Trust 4.163%, 5/25/2034[2,4,5]	25,277
268,620	Wells Fargo Mortgage Backed Securities 2004-H Trust 4.418%, 6/25/2034[2,4]	273,783
359,035	Wells Fargo Mortgage Backed Securities 2004-J Trust 4.532%, 7/25/2034[2,4]	325,412
186,789	Wells Fargo Mortgage Backed Securities 2004-X Trust 4.197%, 11/25/2034[2,4]	190,376
	Total Collateralized Mortgage Obligations (Cost $44,767,576)	46,035,288
	Corporate Bonds – 0.0%
	Financials – 0.0%
750,000	First Matrix RMOF Trust 0.000%, 10/1/2029[4,5,6,8]	—
	Total Financials (Cost $6,456)	—
	Total Corporate Bonds (Cost $6,456)	—

Number of Shares		Value
	Short-Term Investments – 2.4%
255,070	Fidelity Institutional Government Portfolio, 1.87%[9,10]	255,070
5,811,772	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.86%[10]	5,811,772
	Total Short-Term Investments (Cost $6,066,842)	6,066,842

	Total Investments – 99.7% (Cost $250,040,376)	255,194,311
	Other Assets in Excess of Liabilities – 0.3%	768,201
	Total Net Assets – 100.0%	$255,962,512
	Securities Sold Short – (0.1)%
	Exchange-Traded Funds – (0.1)%
(1,618)	iShares 20+ Year Treasury Bond ETF	(189,743)
	Total Exchange-Traded Funds (Proceeds $199,822)	(189,743)
	Total Securities Sold Short (Proceeds $199,822)	(189,743)

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

ETF – Exchange Traded Fund

LP – Limited Partnership

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $195,240,460 which represents 76.3% of Net Assets.
[4]	Variable rate security.
[5]	Illiquid security. The total illiquid securities represent 1.3% of Net Assets. Total value of these securities is $3,421,294.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.7% of Net Assets. The total value of these securities is $6,849,234.
[7]	Step rate security.
[8]	Interest-only security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. The Fund commenced investment operations on December 31, 2015. Class T shares are not currently available for purchase.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2018, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

Cost of investments and proceeds from securities sold short	$249,840,554

Gross unrealized appreciation	$8,032,688
Gross unrealized depreciation	(2,868,674)
Net unrealized appreciation on investments and securities sold short	$5,164,014

Note 4 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$196,242,947	$6,849,234	$203,092,181
Collateralized Mortgage Obligations	-	46,035,288	-	46,035,288
Corporate Bonds*	-	-	-	-
Short-Term Investments	6,066,842	-	-	6,066,842
Total Assets	$6,066,842	$242,278,235	$6,849,234	$255,194,311

Liabilities
Securities Sold Short
Exchange-Traded Funds	$189,743	$-	$-	$189,743
Total Liabilities	$189,743	$-	$-	$189,743

*	The Fund held a Level 3 security valued at zero at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2017	$1,367,449
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(999,580)
Total realized gain/(loss)	5,572
Total unrealized appreciation/(depreciation)	157,327
Net purchases	6,769,227
Net sales	-
Principal paydown	(450,761)
Balance as of September 30, 2018	$6,849,234

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2018 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018:

Fair Value September 30, 2018	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
$6,849,234	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18